Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases

12. Leases

The Company determines if an arrangement is a lease at its commencement if the Company is both able to identify an asset and conclude the Company has the right to control the identified asset. Leases are classified as finance or operating based on the principle of whether or not the lease is effectively a financed purchase by the lessee. An ROU asset represents the Company’s right to use an underlying asset for the lease term and a lease liability represents the Company’s obligation to make lease payments related to the lease. The Company recognizes operating and finance lease ROU assets and liabilities at the commencement date based on the present value of lease payments over the lease term. The lease term includes renewal options when it is reasonably certain that the option will be exercised, and excludes termination options. The Company’s leases do not provide an implicit rate therefore, the Company uses its incremental borrowing rate based on information available at the commencement date to determine the present value of lease payments. The incremental borrowing rate used is estimated based on what the Company would be required to pay for a collateralized loan for a similar asset over a similar term. The Company’s leases do not include any material residual value guarantees, or bargain purchase options.

To the extent that the Company’s agreements have variable lease payments, the Company includes variable lease payments that depend on an index or a rate in the measurement and classification of a lease and excludes those that depend on facts or circumstances occurring after the commencement date, other than the passage of time. Lease expense for operating leases is recognized on a straight-line basis over the lease term and is recorded in operating expenses on the Consolidated Statements of Operations and Comprehensive Loss. Amortization of ROU assets on finance leases is recorded on a straight-line basis within operating expenses in the Consolidated Statements of Operations. Interest expense incurred on finance lease liabilities is recorded in Interest expense on the Consolidated Statements of Operations and Comprehensive Loss. The Company has elected not to recognize ROU assets and lease liabilities that arise from short-term (12 months or less) leases for any class of underlying asset. Additionally, the Company does not separate lease and non-lease components. Operating leases are included in ROU assets, Operating leases liabilities, current portion and Operating lease liabilities, less current portion in the Company’s Consolidated Balance Sheets. Finance leases are included in Property and equipment, net, Finance lease liabilities, current portion, and Finance lease liabilities, less current portion in the Company’s Consolidated Balance Sheets.

The Company’s lease arrangements consist primarily of its ieFactory California production facility, corporate office, store, equipment (which was terminated during December 2022, see Note 6, Property and Equipment, Net) and vehicle lease agreements. The leases expire at various dates through 2032, some of which include options to extend the lease term for additional 5-year periods.

ASC 842 Disclosures

On January 1, 2022, the Company adopted ASC 842. For more information on the adoption, see the “Recently Adopted Accounting Pronouncements” section in Note 1, Nature of Business and Organization, and Summary of Significant Accounting Policies.

Lease cost includes both the fixed and variable expenses recorded for leases. The components of lease cost for the year ended December 31, 2022 were as follows (dollars in thousands):

Finance lease cost
Amortization of right-of-use assets	$1,990
Interest on lease liabilities	664
Total finance lease cost	2,654
Operating lease cost	4,657
Variable lease cost	159
Total lease cost	$7,470

The following table summarizes future lease payments as of December 31, 2022 (dollars in thousands):

Fiscal year	Operating Leases	Finance Leases
2023	$5,517	$1,722
2024	5,491	1,757
2025	5,251	1,792
2026	5,210	1,828
2027	2,893	1,864
Thereafter	9,284	-
Total	33,646	8,963
Less: Imputed Interest	13,064	1,029
Present value of net lease payments	$20,582	$7,934
Lease liability, current portion	$2,538	$1,364
Lease liability, net of current portion	18,044	6,570
Total lease liability	$20,582	$7,934

Supplemental information and non-cash activities related to operating and finance leases are as follows (dollars in thousands):

2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$4,143
Operating cash flows from finance leases	686
Financing cash flows from finance leases	1,888
$6,717
Recognition of operating ROU assets and lease liabilities as part of the adoption of ASC 842 and for new leases entered into during the year ended December 31, 2022
Operating leases	$21,865

December 31, 2022
Weighted average remaining lease term (in years)
Operating leases	6.4
Finance leases	5
Weighted average discount rate
Operating leases	15.6%
Finance leases	5.0%

On February 4, 2019, the Company entered into a Purchase and Sale Agreement (“PSA”) for the Company’s headquarters (“HQ”) with Atlas Capital Investors V, LP (“Atlas”) for a sale price of $29.0 million. In March 2019, the Company entered into an agreement to lease its headquarters back from Atlas for a term of three years, with an option to repurchase the property at any time prior to the expiration of the lease for a purchase price equal to the greater of $44.0 million or the fair market value of the HQ, as determined in accordance with the lease agreement. Due to the inclusion of the purchase option in the lease agreement, the Company was considered to have continuing involvement and, thus, accounted for the transaction as a failed sale leaseback, with the HQ assets subject to the sale leaseback remaining on the balance sheet and the sale proceeds recorded as a liability in accordance with the financing method. The Company recognized a $29.0 million financing obligation recorded in Accrued expenses and other current liabilities and Capital leases, less current portion on the Consolidated Balance Sheets as of December 31, 2021. No gain or loss was record on the failed sale-leaseback. The Company continued to capitalize and depreciate the HQ asset. The ongoing lease payments to Atlas were recorded as reductions to the finance obligation and interest expense in the Consolidated Statements of Operations and Comprehensive Loss for the years ended December 31, 2022 and 2021. The Company recorded interest expense of $1.4 million and $1.5 million during the years ended December 31, 2022 and 2021, respectively.

ASC 840 Disclosures Related to Periods Prior to Adoption of ASC 842:

Prior to January 1, 2022, the Company analyzed all leases in accordance to ASC 840.

The Company’s lease agreements include leasehold improvement incentives as well as escalation clauses. The Company recorded rent expense on a straight-line basis over the lease term.

The Company has several noncancelable operating leases, primarily for office space, with various expiration dates through April 2027. These leases generally contain renewal options for periods ranging from three to five years and require the Company to pay all executory costs such as maintenance and insurance.

The Company recorded rent expense of $2.7 million for the year ended December 31, 2021.

The minimum aggregate future obligations under non-cancelable operating leases as of December 31, 2021 were as follows (dollars in thousands):

Year ended December 31,
2022	$2,384
2023	2,695
2024	2,775
2025	2,859
2026	2,944
Thereafter	991
$14,648

As of December 31, 2021, the Company had three capital leases, one in Hanford, California for its ieFactory California production facility, and two equipment leases.

The minimum aggregate future minimum lease payments under capital leases as of December 31, 2021 were as follows (dollars in thousands):

Year ended December 31,
2022	$2,574
2023	2,166
2024	1,757
2025	1,792
2026	1,840
Thereafter	1,864
$11,993